Changes in Reserve of remeasurements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Changes in Reserve of remeasurements [Abstract]
Beginning balance	₩ (219,381)	₩ (43,513)
Changes	76,395	(154,198)
Income tax effect	(40,235)	53,703	₩ (80,645)
Transfer to reserve for business expansion	65,442	(75,373)
Ending balance	₩ (117,779)	₩ (219,381)	₩ (43,513)